Schedule of Supplemental Balance Sheet and Other Information (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Right-of-use Asset And Lease Liability
Operating leases: Operating leases right-of-use assets	$ 162,207	$ 278,552	$ 738,453
Operating leases: Lease liability, current	92,589	139,189	453,734
Operating leases: Lease liability, net of current portion	87,304	157,050	302,175
Total operating lease liabilities	$ 179,893	$ 296,239	$ 755,909
Weighted average remaining lease term	1 year 11 months 1 day	2 years 3 months 25 days	2 years 2 months 12 days
Weighted average discount rate	9.96%	10.31%	7.75%
Total operating lease liabilities	$ 179,893	$ 296,239	$ 755,909